UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4888

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/05

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FORM N-Q

Item 1. Schedule of Investments.

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND
Statement of Investments
February 28, 2005

	Prinicipal
Bonds and Notes - 98.7%	Amount ($)		Value ($)
U.S. Government - 70.1%
U.S. Treasury Inflation Protected Securities:
.875%, 4/15/2010	9,353,198	a	9,193,443
3.5%, 1/15/2011	10,142,584	a	11,405,672
3.375%, 1/15/2007	15,574,595	a	16,363,313
U.S. Treasury Note:
1.5%, 3/31/2006	5,000,000		4,906,055
1.625%, 2/28/2006	34,500,000		33,959,592
1.625%, 3/31/2005	23,020,000		23,009,227
1.625%, 4/30/2005	20,445,000	c	20,414,537
3%, 12/31/2006	77,725,000		76,983,503
4.25%, 8/15/2013	20,460,000		20,372,104
			216,607,446
U.S. Government Agencies - 6.5%
Federal Home Loan Banks,
Bonds, Ser. 322, 3.25%, 8/15/2005	20,000,000		20,028,200
U.S. Government Agencies/Mortgage-Backed - 22.1%
Federal Home Loan Mortgage Corp.:
4%, 1/1/2010-4/1/2010	22,660,540		22,616,633
Gtd. Multiclass Mortgage Participation Cfts., REMIC,
Ser. 2612, Cl. LJ, 4%, 7/15/2022	2,662,998		2,662,424
Structured Pass Through Securities,
Ser. H005, Cl. A2, 2.55%, 8/15/2007	6,242,472	b	6,204,359
Ser. T-7, Cl. A6, 7.03%, 8/25/2028	1,665,558		1,683,912
Ser. T-22, Cl. A6, 7.05%, 11/25/2029	2,900,103		2,920,712
Federal National Mortgage Association:
5%, 2/1/2018-5/1/2018	6,871,237		6,929,458
6.%, 10/1/2013	3,705,296		3,869,700
REMIC Trust, Gtd. Pass-Through Ctfs.,
Ser. 2003-54, Cl. PB, 4%, 9/25/2017	2,746,882		2,749,139
Whole Loan:
Ser. 2001-W1, Cl. AF6, 6.402%, 7/25/2031	2,460,712		2,465,610
Ser. 2001-W2, Cl. AF6, 6.089%, 10/25/2031	5,249,182		5,333,851
Government National Mortgage Association I,
6%, 12/15/2033-8/15/2034	5,657,025		5,846,682
Small Business Administration,
Pass-Through Participation Ctfs.,
Ser. 1997-20G, Cl. 1, 6.85%, 7/1/2017	4,698,333		4,979,632
			68,262,112
Total Bonds and Notes
(cost $308,387,320)			304,897,758

Total Investment (cost $308,387,320)	98.7%		304,897,758
Cash and Receivables	1.3%		3,956,086
Net Assets	100.0%		308,853,844

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	Variable rate security--interest rate subject to periodic change.
c	Partially held by a broker as collateral for open financial futures position.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND
Statement of Futures
February 28, 2005 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 2/28/2005 ($)

Financial Futures Short
U.S. Treasury 5 Year Notes	165	17,750,391	June 2005	106,992

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 20, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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